Treasury shares - Additional Information (Detail) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Treasury shares transaction [line items]
Percentage of called up share capital	0.30%	0.20%
Treasury shares held, par value	£ 0.25	£ 0.25
Treasury shares, nominal value	£ 0.5	£ 0.4
Treasury shares, market value	£ 18.0	£ 10.0
Treasury shares [member]
Treasury shares transaction [line items]
Treasury shares held, par value	£ 0.25